SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning of year	14,991	21,943
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.09	$ 0.92
Number of Options, Granted	40	100
Weighted Average Exercise Price, Granted	$ 4.73	$ 5.28
Number of Options, Forfeited/ Expired	(43)	(88)
Weighted Average Exercise Price, Forfeited/ Expired	$ 0.71	$ 1.3
Number of Options, Exercised	(4,284)	(6,964)
Weighted Average Exercise Price, Exercised	$ 0.54	$ 0.6
Number of Options, Outstanding at end of period	10,704	14,991
Weighted Average Exercise Price, Outstanding at end of period	$ 1.32	$ 1.09
Number of Options, Exercisable at end of period	8,976	11,702
Weighted Average Exercise Price, Exercisable at end of period	$ 1.26	$ 0.96